Quarterly Results of Operations (Unaudited)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The Company reports its quarterly results of operations on the basis of 12-week periods for each of the first three fiscal quarters and a 16- or 17-week period for the fiscal fourth quarter. The fourth quarter of fiscal 2015 consists of 16 weeks and the fourth quarter of fiscal 2014 consists of 17 weeks. The aggregate quarterly earnings per share amounts disclosed in the table below may not equal the annual per share amounts due to rounding and the fact that results for each quarter are calculated independently of the full fiscal year. The Company’s unaudited quarterly results of operations are as follows:

	Fiscal 2015
(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$631.4	$630.1	$678.9	$751.2
Gross profit	261.4	246.4	271.7	272.2
Net earnings attributable to Wolverine World Wide, Inc.	40.1	25.3	45.8	11.6
Net earnings per share:
Basic	$0.40	$0.25	$0.45	$0.12
Diluted	0.39	0.24	0.44	0.12

	Fiscal 2014
(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$627.6	$613.5	$711.1	$808.9
Gross profit	255.8	245.7	284.7	300.1
Net earnings attributable to Wolverine World Wide, Inc.	37.1	27.5	57.8	10.7
Net earnings per share:
Basic	$0.37	$0.28	$0.58	$0.11
Diluted	0.36	0.27	0.57	0.10